Guarantees (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Mar. 28, 2014 Indemnification Agreement [Member] Mallinckrodt Baker	Sep. 27, 2013 Indemnification Agreement [Member] Mallinckrodt Baker	Mar. 28, 2014 Surety Bond Maryland Heights, Missouri	Sep. 27, 2013 Surety Bond Maryland Heights, Missouri	Mar. 28, 2014 Letter of Credit Saint Louis, Missouri	Sep. 27, 2013 Letter of Credit Saint Louis, Missouri	Mar. 28, 2014 Others	Sep. 27, 2013 Others	Mar. 28, 2014 Other Liabilities Indemnification Agreement [Member] Mallinckrodt Baker	Sep. 27, 2013 Other Liabilities Indemnification Agreement [Member] Mallinckrodt Baker	Sep. 28, 2012 Other Liabilities Indemnification Agreement [Member] Mallinckrodt Baker	Mar. 28, 2014 Other Liabilities Indemnification Agreement [Member] Enviornmental, Health and Safety Matters Mallinckrodt Baker	Sep. 27, 2013 Other Liabilities Indemnification Agreement [Member] Enviornmental, Health and Safety Matters Mallinckrodt Baker	Sep. 28, 2012 Other Liabilities Indemnification Agreement [Member] Enviornmental, Health and Safety Matters Mallinckrodt Baker	Mar. 28, 2014 Other Assets Indemnification Agreement [Member] Mallinckrodt Baker	Sep. 27, 2013 Other Assets Indemnification Agreement [Member] Mallinckrodt Baker	Sep. 28, 2012 Other Assets Indemnification Agreement [Member] Mallinckrodt Baker
Guarantor Obligations [Line Items]
Guarantor obligations, obligation term	17 years	17 years
Guarantors obligation									$ 16.8	$ 20.1	$ 22.4	$ 13.9	$ 17.2	$ 18.3
Maximum future payments	71.4	75.5	58.0	58.0	21.1	21.1	30.7	38.1
Escrow	$ 30.0	$ 30.0													$ 19.4	$ 23.5	$ 24.5